Lease obligation (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease obligations
	December 31,	December 31,
	2019	2018
Aircraft	$1,680,103	$-
Office Building	1,669,953	-
Printer	13,573	-
Office equipment	42,515	85,118
	3,406,144	85,118
Current Portion of lease obligations	(736,408)	(42,603)
Long-term lease obligations	2,669,736	42,515

Maturity of lease liabilities
Maturity of lease liabilities:
2020	$1,057,776
2021	1,018,789
2022	587,536
2023	367,185
2024	367,185
After 2024	799,333
Total lease payments	4,197,804
Less imputed lease payments	(791,660)
Total discounted lease payments	3,406,144
Current portion of lease obligations	(736,408)
Non-current portion of lease obligations	2,669,736